Commitments and Contingencies - Rental Expenses and Sub-Lease Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Operating Leased Assets [Line Items]
The total minimum lease expense during the year recognized in the consolidated statement of income	₨ 27,720.1	$ 324.5	₨ 23,245.5	₨ 17,591.4